Offerings	Jul. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.800% Guaranteed Senior Notes due 2028
Amount Registered | shares	725,000,000
Maximum Aggregate Offering Price	$ 725,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 110,997.50
Offering Note	The proposed maximum aggregate offering price represents the aggregate principal amount of each series of Amcor Flexibles North America, Inc.'s notes to be offered in the exchange offer to which the registration statement relates. The amount of the registration fee was calculated in accordance with Rule 457(f) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.800% Guaranteed Senior Notes due 2028
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Amcor plc, Amcor Finance (USA), Inc., Amcor UK Finance plc, Amcor Group Finance plc, Berry Global Group, Inc. and Berry Global, Inc. will each fully and unconditionally guarantee each of the (i) 4.800% Guaranteed Senior Notes due 2028, (ii) 5.100% Guaranteed Senior Notes due 2030 and (iii) 5.500% Guaranteed Senior Notes due 2035, in each case, issued by Amcor Flexibles North America, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, no separate fee is payable with respect to such guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.100% Guaranteed Senior Notes due 2030
Amount Registered | shares	725,000,000
Maximum Aggregate Offering Price	$ 725,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 110,997.50
Offering Note	The proposed maximum aggregate offering price represents the aggregate principal amount of each series of Amcor Flexibles North America, Inc.'s notes to be offered in the exchange offer to which the registration statement relates. The amount of the registration fee was calculated in accordance with Rule 457(f) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.100% Guaranteed Senior Notes due 2030
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Amcor plc, Amcor Finance (USA), Inc., Amcor UK Finance plc, Amcor Group Finance plc, Berry Global Group, Inc. and Berry Global, Inc. will each fully and unconditionally guarantee each of the (i) 4.800% Guaranteed Senior Notes due 2028, (ii) 5.100% Guaranteed Senior Notes due 2030 and (iii) 5.500% Guaranteed Senior Notes due 2035, in each case, issued by Amcor Flexibles North America, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, no separate fee is payable with respect to such guarantees.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.500% Guaranteed Senior Notes due 2035
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825.00
Offering Note	The proposed maximum aggregate offering price represents the aggregate principal amount of each series of Amcor Flexibles North America, Inc.'s notes to be offered in the exchange offer to which the registration statement relates. The amount of the registration fee was calculated in accordance with Rule 457(f) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.500% Guaranteed Senior Notes due 2035
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Amcor plc, Amcor Finance (USA), Inc., Amcor UK Finance plc, Amcor Group Finance plc, Berry Global Group, Inc. and Berry Global, Inc. will each fully and unconditionally guarantee each of the (i) 4.800% Guaranteed Senior Notes due 2028, (ii) 5.100% Guaranteed Senior Notes due 2030 and (iii) 5.500% Guaranteed Senior Notes due 2035, in each case, issued by Amcor Flexibles North America, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, no separate fee is payable with respect to such guarantees.